Note 5 - Premises and Equipment	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]

NOTE 5 - PREMISES AND EQUIPMENT

The following is a summary of premises and equipment at December 31, 2021 and 2020:

	(in thousands)
	2021	2020
Land and improvements	$4,081	$4,069
Buildings	20,831	17,596
Equipment	7,222	7,164
	32,134	28,829
Less accumulated depreciation	10,294	9,488
Premises and equipment, net	$21,840	$19,341

Depreciation expense amounted to $1,204,000 in 2021, $1,028,000 in 2020 and $932,000 in 2019.